SHARE-BASED COMPENSATION - Additional information (Details) - $ / shares	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021	Jun. 30, 2022
SHARE-BASED COMPENSATION
Weighted average fair value of the per option granted	$ 2.16	$ 3.05	$ 1.93	$ 2.1
Weighted average remaining contractual life for the share options outstanding (in years)	6 years 9 months 29 days	7 years 3 months 10 days	6 years 10 months 17 days
Minimum
SHARE-BASED COMPENSATION
Exercise prices for share options outstanding	$ 0.00	$ 0.00	$ 0.00
Maximum
SHARE-BASED COMPENSATION
Exercise prices for share options outstanding	$ 8.44	$ 8.30	$ 4.17